CONOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (Loss) for the Period	$ (1,963,369)	$ (1,046,067)	$ (2,259,232)	$ (2,784,044)
Adjustments to reconcile net loss to net cash provided by operating activities:
Common stock issued for services	1,107,850	633,216	635,605	1,042,812
Depreciation	2,753	6,566	18,592	23,671
Stock warrants issued for services	30,000	62,040	948,419	611,850
(Increase) decrease in:
Accounts receivables	(87,122)	(14,020)	33,795	(19,250)
Other receivable
Prepaid expenses	5,914	(91,894)	(15,318)
Deposits
Increase (decrease) in:
Accounts payable & accrued expenses	321,396	15,277	(267,758)	361,749
Net Cash Used in Operating Activities	(582,578)	(434,882)	(911,134)	(763,212)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(4,319)	(2,499)	(4,716)
Net Cash Used In Investing Activities	(4,319)	(2,499)	(4,716)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments on note payable	(108,997)	(132,866)	(112,000)
Proceeds from note payable	25,000	50,000		430,921
Proceeds from related party notes		194,200	295,112	222,147
Proceeds from (Repayments on) line of credit	1,780	(1,123)	3,069
Proceeds from issuance of common stock	670,000	363,993	730,000	100,000
Net Cash Provided by Financing Activities	587,782	474,204	921,418	753,068
Net (Decrease) Increase in Cash	885	36,823	5,568	(10,144)
Cash at Beginning of Period	8,495	2,924	2,924	13,068
Cash at End of Period	9,380	39,747	8,495	2,924
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during period: Interest	3,477	37,219	42,881	136
Cash paid during period: Franchise and Income Taxes	0	0
Noncash operating and financing activities:
Common Stock Issued for Services	1,107,850	363,923
Common Stock Warrants Issued for Services	$ 30,000	$ 62,040
Conversion of debt and accrued interest to common stock			$ 2,640,243	$ 1,159,557